Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend Retirement Fund
June 30, 2026
ZMI-NPRT1-0826
1.9884228.109
Bond Funds - 64.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	22,033	220,329
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	814	6,239
Fidelity Series Corporate Bond Fund (a)	8,308	77,679
Fidelity Series Emerging Markets Debt Fund (a)	701	6,075
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	158	1,526
Fidelity Series Floating Rate High Income Fund (a)	126	1,094
Fidelity Series Government Bond Index Fund (a)	14,348	130,427
Fidelity Series High Income Fund (a)	123	1,100
Fidelity Series International Credit Fund (a)	16	135
Fidelity Series International Developed Markets Bond Index Fund (a)	6,472	55,268
Fidelity Series Investment Grade Bond Fund (a)	11,902	119,854
Fidelity Series Investment Grade Securitized Fund (a)	7,878	71,379
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,987	26,579
Fidelity Series Real Estate Income Fund (a)	108	1,095
TOTAL BOND FUNDS (Cost $698,141)		718,779

Domestic Equity Funds - 16.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	1,380	37,586
Fidelity Series Commodity Strategy Fund (a)	192	20,536
Fidelity Series Large Cap Growth Index Fund (a)	768	24,022
Fidelity Series Large Cap Stock Fund (a)	858	25,318
Fidelity Series Large Cap Value Index Fund (a)	2,097	44,414
Fidelity Series Small Cap Core Fund (a)	407	6,616
Fidelity Series Small Cap Opportunities Fund (a)	226	4,573
Fidelity Series Value Discovery Fund (a)	854	15,930
TOTAL DOMESTIC EQUITY FUNDS (Cost $105,947)		178,995

International Equity Funds - 16.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	705	14,748
Fidelity Series Canada Index Fund (a)	419	4,187
Fidelity Series Emerging Markets Fund (a)	888	13,546
Fidelity Series Emerging Markets Opportunities Fund (a)	1,692	54,389
Fidelity Series International Growth Fund (a)	1,142	24,637
Fidelity Series International Index Fund (a)	565	9,402
Fidelity Series International Small Cap Fund (a)	462	8,728
Fidelity Series International Value Fund (a)	1,447	24,217
Fidelity Series Overseas Fund (a)	1,509	24,432
Fidelity Series Select International Small Cap Fund (a)	64	995
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $109,324)		179,281

Short-Term Funds - 2.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	510	5,079
Fidelity Series Treasury Bill Index Fund (a)	2,018	20,084
TOTAL SHORT-TERM FUNDS (Cost $24,957)		25,163

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $7,157)	3.73	7,157	7,157

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $945,526)	1,109,375
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	1,109,375

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	214,622	37,533	33,195	130	218	1,151	220,329	22,033
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	11,411	1,535	6,834	6	(32)	159	6,239	814
Fidelity Series Blue Chip Growth Fund	32,647	5,123	9,114	-	2,098	6,832	37,586	1,380
Fidelity Series Canada Fund	20,795	2,422	9,058	-	1,514	(925)	14,748	705
Fidelity Series Canada Index Fund	-	4,187	-	-	-	-	4,187	419
Fidelity Series Commodity Strategy Fund	21,269	7,950	7,729	-	187	(1,141)	20,536	192
Fidelity Series Corporate Bond Fund	85,539	10,754	18,723	1,049	152	(43)	77,679	8,308
Fidelity Series Emerging Markets Debt Fund	6,222	839	1,210	91	42	182	6,075	701
Fidelity Series Emerging Markets Debt Local Currency Fund	1,584	190	304	-	10	46	1,526	158
Fidelity Series Emerging Markets Fund	11,303	2,311	2,584	-	206	2,310	13,546	888
Fidelity Series Emerging Markets Opportunities Fund	45,386	9,715	12,069	-	1,041	10,316	54,389	1,692
Fidelity Series Floating Rate High Income Fund	1,143	164	215	21	(2)	4	1,094	126
Fidelity Series Government Bond Index Fund	143,530	18,631	30,927	1,380	(95)	(712)	130,427	14,348
Fidelity Series Government Money Market Fund	13,868	2,709	9,420	111	-	-	7,157	7,157
Fidelity Series High Income Fund	1,146	155	219	19	6	12	1,100	123
Fidelity Series International Credit Fund	132	1	-	1	-	2	135	16
Fidelity Series International Developed Markets Bond Index Fund	56,904	9,033	11,174	477	(262)	767	55,268	6,472
Fidelity Series International Growth Fund	24,979	3,347	7,303	-	582	3,032	24,637	1,142
Fidelity Series International Index Fund	9,697	1,298	2,456	-	142	721	9,402	565
Fidelity Series International Small Cap Fund	10,984	-	3,182	-	712	214	8,728	462
Fidelity Series International Value Fund	25,035	3,363	5,677	-	399	1,097	24,217	1,447
Fidelity Series Investment Grade Bond Fund	132,494	16,749	28,852	1,406	35	(572)	119,854	11,902
Fidelity Series Investment Grade Securitized Fund	80,024	9,765	18,148	873	155	(417)	71,379	7,878
Fidelity Series Large Cap Growth Index Fund	20,824	4,007	4,361	91	465	3,087	24,022	768
Fidelity Series Large Cap Stock Fund	21,950	4,271	3,693	-	134	2,656	25,318	858
Fidelity Series Large Cap Value Index Fund	38,694	7,830	7,602	-	328	5,164	44,414	2,097
Fidelity Series Long-Term Treasury Bond Index Fund	13,335	16,721	3,448	167	(33)	4	26,579	4,987
Fidelity Series Overseas Fund	25,044	3,438	6,807	-	483	2,274	24,432	1,509
Fidelity Series Real Estate Income Fund	1,123	174	215	10	1	12	1,095	108
Fidelity Series Select International Small Cap Fund	953	-	43	-	8	77	995	64
Fidelity Series Short-Term Credit Fund	5,523	1,190	1,617	61	17	(34)	5,079	510
Fidelity Series Small Cap Core Fund	5,568	1,213	1,129	201	43	921	6,616	407
Fidelity Series Small Cap Opportunities Fund	3,792	739	672	-	(2)	716	4,573	226
Fidelity Series Treasury Bill Index Fund	35,799	7,430	23,145	291	16	(16)	20,084	2,018
Fidelity Series Value Discovery Fund	13,823	3,026	2,473	-	33	1,521	15,930	854
	1,137,142	197,813	273,598	6,385	8,601	39,417	1,109,375

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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